Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible notes, net of discount	$ 2,027		$ 710
Series D Convertible Preferred stock , par value	$ 0.0001		$ 0.0001
Series D Convertible Preferred stock, shares authorized	2,000,000		2,000,000
Series D Convertible Preferred stock, shares issued	203,000		456,000
Series D Convertible Preferred stock, shares outstanding	203,000		456,000
Series D Convertible Preferred stock, liquidation preference	$ 208		$ 462
Common stock, par value	$ 0.0001		$ 0.0001
Common stock, shares authorized	400,000,000		400,000,000
Common stock, shares issued	38,684,136		28,912,500
Common stock, shares outstanding	38,684,136		28,912,500
Fubo TV Pre-Merger [Member]
Allowance for doubtful accounts
Series D Convertible Preferred stock , par value		$ 0.001	$ 0.001	$ 0.0001
Series D Convertible Preferred stock, shares authorized		17,617,274	12,478,579	17,617,274
Series D Convertible Preferred stock, shares issued		15,615,645	12,087,594	15,615,645
Series D Convertible Preferred stock, shares outstanding		15,615,645	12,087,594	15,615,645
Series D Convertible Preferred stock, liquidation preference		$ 247,946	$ 145,841	$ 247,946
Common stock, par value		$ 0.001	$ 0.001	$ 0.0001
Common stock, shares authorized		22,612,225	18,000,000	22,612,225
Common stock, shares issued		2,162,187	2,076,317	2,157,367
Common stock, shares outstanding		2,162,187	2,076,317	2,157,367
Series AA Preferred Stock [Member]
Convertible notes, net of discount
Allowance for doubtful accounts
Series D Convertible Preferred stock , par value
Series D Convertible Preferred stock, shares authorized
Series D Convertible Preferred stock, shares issued
Series D Convertible Preferred stock, shares outstanding
Series D Convertible Preferred stock, liquidation preference
Preferred stock, par value	$ 0.00001		$ 0.00001
Preferred stock, shares authorized	35,800,000		35,800,000
Preferred stock, shares issued	27,412,393		0
Preferred stock, shares outstanding	27,412,393		0
Series A Preferred Stock [Member]
Convertible notes, net of discount
Allowance for doubtful accounts
Series D Convertible Preferred stock , par value
Series D Convertible Preferred stock, shares authorized
Series D Convertible Preferred stock, shares issued
Series D Convertible Preferred stock, shares outstanding
Series D Convertible Preferred stock, liquidation preference
Preferred stock, par value	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	5,000,000		5,000,000
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Series B Convertible Preferred Stock [Member]
Convertible notes, net of discount
Allowance for doubtful accounts
Series D Convertible Preferred stock , par value
Series D Convertible Preferred stock, shares authorized
Series D Convertible Preferred stock, shares issued
Series D Convertible Preferred stock, shares outstanding
Series D Convertible Preferred stock, liquidation preference
Preferred stock, par value	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	1,000,000		1,000,000
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Series B Convertible Preferred Stock [Member] | Fubo TV Pre-Merger [Member]
Series D Convertible Preferred stock, shares authorized			1,926,507	1,926,507
Series D Convertible Preferred stock, shares issued			1,926,507	1,926,507
Series D Convertible Preferred stock, shares outstanding			1,926,507	1,926,507
Series C Convertible Preferred Stock [Member]
Convertible notes, net of discount
Allowance for doubtful accounts
Series D Convertible Preferred stock , par value
Series D Convertible Preferred stock, shares authorized
Series D Convertible Preferred stock, shares issued
Series D Convertible Preferred stock, shares outstanding
Series D Convertible Preferred stock, liquidation preference
Preferred stock, par value	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	41,000,000		41,000,000
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Series C Convertible Preferred Stock [Member] | Fubo TV Pre-Merger [Member]
Series D Convertible Preferred stock, shares authorized			2,495,291	2,495,291
Series D Convertible Preferred stock, shares issued			2,495,291	2,495,291
Series D Convertible Preferred stock, shares outstanding			2,495,291	2,495,291
Series X Convertible Preferred Stock [Member]
Convertible notes, net of discount
Allowance for doubtful accounts
Series D Convertible Preferred stock , par value
Series D Convertible Preferred stock, shares authorized
Series D Convertible Preferred stock, shares issued
Series D Convertible Preferred stock, shares outstanding
Series D Convertible Preferred stock, liquidation preference
Preferred stock, par value	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	1,000,000		1,000,000
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0